THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022



                         SUPPLEMENT DATED MARCH 17, 2008
                     TO THE PROSPECTUS DATED APRIL 27, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         Effective January 17, 2008, James K. Kloppenburg has resigned as Executive Vice President and the Portfolio Manager of Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund. Bernard Lirola, Managing Director of Needham Asset Management, LLC, will be Executive Vice President and the Portfolio Manager of Needham Growth Fund and Needham Aggressive Growth Fund. Chris Retzler, Vice President of Needham Asset Management, LLC, will be Executive Vice President and the Portfolio Manager of Needham Small Cap Growth Fund.

PORTFOLIO MANAGERS

         Mr. Bernard Lirola is the Portfolio Manager of the Growth Fund and the Aggressive Growth Fund. Mr. Lirola leverages an extensive 31-year career on Wall Street covering investment banking, research and now asset management. He graduated from Ecole Polytechnique in Paris, France in 1973 and received an MBA from Harvard Business School in 1976. Prior to joining Needham in 1994, he worked at Smith Barney, Harris Upham & Co. (1976-1978), at CS First Boston (1978-1990) and at Swiss Bank Corporation (1990-1994). Mr. Lirola was an early member of CS First Boston's M&A group (1978), recruited by Joseph Perella and Bruce Wasserstein and headed CS First Boston's M&A healthcare group (1985-1990). At Swiss Bank Corporation, he was Head of U.S. M&A activities (1990-1994). Mr. Lirola joined Needham & Company, Inc. (predecessor to The Needham Group, Inc.) on the investment banking side in 1994 and was successively a Co-Head of Health Care, Co-Head of Investment Banking and a member of its Operating Committee. Between 1996 and 1999, he was also an equity research analyst covering the health care services industry. Mr. Lirola joined Neddham Asset Management, LLC in 2007, where he provided sourcing and assessing of investment opportunities for the Needham Funds both in the U.S. and overseas. He also serves as Executive Vice President of the Growth Fund and the Aggressive Growth Fund. Mr. Lirola became Portfolio Manager of the Growth Fund and the Aggressive Growth Fund in January 2008. He engages in a variety of portfolio management-related activities, including stock selection, research, company visits and market analysis.

         Mr. Chris Retzler is the Portfolio Manager of the Small Cap Growth Fund. Mr. Retzler has been with Needham Asset Management, LLC since 2005. Mr. Retzler is a graduate of the Columbia Business School and was a Fulbright Scholar. He began his career in 1994 with Merrill Lynch Investment Banking. When he left Merrill Lynch in 2002, Mr. Retzler was an associate in Mergers and Acquisitions where he participated in numerous stock and asset transactions across a wide range of domestic and global industries. From 2002 until he joined Needham, he was in charge of Winterkorn, a privately owned company. Prior to becoming the sole Portfolio Manager of the Small Cap Growth Fund, Mr. Retzler's responsibilities at Needham included examining and conducting due diligence on both existing and new investment opportunities for the Needham Funds. He also serves as Executive Vice President of the Small Cap Growth Fund. Mr. Retzler became Portfolio Manager of the Small Cap Growth Fund in January 2008. He engages in a variety of portfolio management-related activities, including stock selection, research, company visits and market analysis.

         The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in each Fund.

         All references in the Prospectus to the portfolio manager of The Needham Funds, Inc. shall be deemed amended to reflect the foregoing changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                             THE NEEDHAM FUNDS, INC.
                                 445 PARK AVENUE
                            NEW YORK, NEW YORK 10022



                         SUPPLEMENT DATED MARCH 17, 2008
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2007

         THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

         Effective January 17, 2008, James K. Kloppenburg has resigned as Executive Vice President and the Portfolio Manager of Needham Growth Fund, Needham Aggressive Growth Fund and Needham Small Cap Growth Fund. Bernard Lirola, Managing Director of Needham Asset Management, LLC, will be Executive Vice President and the Portfolio Manager of Needham Growth Fund and Needham Aggressive Growth Fund. Chris Retzler, Vice President of Needham Asset Management, LLC, will be Executive Vice President and the Portfolio Manager of Needham Small Cap Growth Fund.

                               PORTFOLIO MANAGERS

         The following table shows information regarding other accounts managed by each portfolio manager as of December 31, 2007.

---------------------------------- ----------------------------------------------- ---------------------------------


Name of Portfolio Manager/Names    Number of Other Accounts Managed/Total Assets         Other Accounts with
of Funds                                          in Accounts ($)                       Performance-Based Fees
---------------------------------- ----------------------------------------------- ---------------------------------
---------------------------------- -------------- ------------------- ------------ -------------- ------------------
                                   Registered        Other Pooled        Other       Number &     Total Assets ($)
                                   Investment         Investment
                                   Companies       Vehicles ("PIV")    Accounts      Category
---------------------------------- -------------- ------------------- ------------ -------------- ------------------
---------------------------------- -------------- ------------------- ------------ -------------- ------------------
Bernard Lirola/                        None              None            None          None              N/A
Growth Fund and Aggressive
Growth Fund
---------------------------------- -------------- ------------------- ------------ -------------- ------------------
---------------------------------- -------------- ------------------- ------------ -------------- ------------------
Chris Retzler/
Small Cap Growth Fund                  None              None            None          None              N/A
---------------------------------- -------------- ------------------- ------------ -------------- ------------------


         Mr. Lirola and Mr. Retzler are compensated by the Adviser with an annual salary and bonus, both of which vary from year-to-year, based on a variety of factors, including overall profitability of the firm, the profitability of the asset management activities of the firm, and assessments by the senior management of the firm of the contributions of said individuals to the success of the firm. The portfolio managers' compensation is not based on the Funds' pre- or after-tax performance or on the value of assets held in each Fund's portfolio.

         One of the components of the bonus pool which both Mr. Lirola and Mr. Retzler are eligible to participate in each year is the performance fees which may be received by affiliates of The Needham Group, Inc. for managing non-registered investment accounts. The bonus pool is also composed of profits from the other business units of the firm, such as trading and investment banking.

         The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager as of December 31, 2007.

------------------------------------- ------------------------------------------ ----------------------------------
Name of Portfolio Manager             Names of Funds Managed                     Range of Securities Owned
------------------------------------- ------------------------------------------ ----------------------------------
------------------------------------- ------------------------------------------ ----------------------------------
Bernard Lirola                        Growth Fund                                        $100,001-$500,000
------------------------------------- ------------------------------------------ ----------------------------------
                                      Aggressive Growth Fund                                   None
------------------------------------- ------------------------------------------ ----------------------------------
------------------------------------- ------------------------------------------ ----------------------------------
Chris Retzler                         Small Cap Growth Fund                              $50,001-$100,000
------------------------------------- ------------------------------------------ ----------------------------------

                                   MANAGEMENT

The Management table is revised with respect to the officers of The Needham Funds, Inc., with respect to the removal of James K. Kloppenburg and the addition of the officers indicated below. The table indicates their addresses, ages, positions with The Needham Funds, Inc., term of office and length of time served, principal occupations during the past five years and the number of portfolios overseen by each of them.

      --------------------------- ------------------- ----------------- ------------------- ----------------------------
                                                                            Number of
                                                                          Portfolios in
                                                       Term of Office      Fund Complex
                                    Position with      and Length of       Overseen by       Principal Occupation(s)
       Name, Address and Age        Registrant         Time Served        Director/Officer   During Past 5 Years
      --------------------------- ------------------- ----------------- ------------------- ----------------------------
      --------------------------- ------------------- ----------------- ------------------- ----------------------------
      Officers
      --------------------------- ------------------- ----------------- ------------------- ----------------------------
      --------------------------- ------------------- ----------------- ------------------- ----------------------------
      Bernard Lirola              Executive Vice      One year:         Two                 Portfolio Manager at Needham
      445 Park Avenue             President and       Since 2008                            Asset Management since
      New York, NY 10022          Portfolio Manager                                         2008. Co-Head of Health
      Age: 56                     of Needham Growth                                         Care, Co-Head of
                                  Fund and Needham                                          Investment Banking and
                                  Agressive Growth                                          member of the operating
                                  Fund                                                      committee at Needham & Company,
                                                                                            Inc. (predecessorto The Needham
                                                                                            Group, Inc.) from 1994 to 2007.



      --------------------------- ------------------- ----------------- ------------------- ----------------------------
      --------------------------- ------------------- ----------------- ------------------- ----------------------------
      Chris Retzler               Executive Vice      One year:         One                 Portfolio Manager at Needham
      445 Park Avenue             President and       Since 2008                            Asset Management since
      New York, NY 10022          Portfolio Manager                                         2008.  Head of Winterkorn,
      Age: 36                     of Needham Small                                          a healthcare manufacturing
                                  Cap Growth Fund                                           and distribution company
                                                                                            from 2002 to 2005.
      --------------------------- ------------------- ----------------- ------------------- ----------------------------

         All references in the Statement of Additional Information to the portfolio managers of The Needham Funds, Inc. shall be deemed amended to reflect the foregoing changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.